Borrowings and debentures (Details 2) - Foreign Currency [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings	R$ 43,921	R$ 31,980
Bonds 1 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jul-2041
Interest (% per year)	7.125%
Borrowings	R$ 3,614	2,825
Bonds 2 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2028
Interest (% per year)	4.50%
Borrowings	R$ 7,417	5,798
Bonds 3 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2030
Interest (% per year)	4.50%
Borrowings	R$ 9,418	7,364
Bonds 4 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2050
Interest (% per year)	5.875%
Borrowings	R$ 4,758	3,720
Bonds 5 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2081
Interest (% per year)	8.50%
Borrowings	R$ 1,526	3,077
Bonds 6 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Feb-2033
Interest (% per year)	7.25%
Borrowings	R$ 6,364	4,976
Bonds 7 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Jan-2031
Interest (% per year)	8.50%
Borrowings	R$ 5,472	R$ 4,220
Bonds 8 [Member]
IfrsStatementLineItems [Line Items]
Maturity	Oct-2034
Interest (% per year)	8.00%
Borrowings	R$ 5,352